Leases - Lessor Leases - Amounts recognised in consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amounts included in consolidated income statement for finance leases
Finance income on the net investment in leases	£ 289	£ 314
Amounts included in consolidated income statement for operating leases
Gross Lease income	168	165
Depreciation	(145)	(138)
Net lease income	£ 23	£ 27